Stockholders' Equity (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders' Equity [Line Items]
Treasury stock acquired, shares	635,123	327,193	53,863
Treasury stock reissued, shares	242,043,928	15,100	17,731
Treasury stock decreased		¥ 424,010
Capital and legal reserves appropriations, percentage	10.00%
Capital and legal reserves equal to stated capital, percent	25.00%
Cash dividends per share	¥ 10.00	¥ 10.00	¥ 12.50
Board approved dividends per share	¥ 5.0
Board approved dividends	11,559
Retained earnings restricted as to payment of cash dividends	¥ 247,277
Pew And Sanyo [Member]
Stockholders' Equity [Line Items]
Treasury stock reissued, shares		241,961,655